Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GateHouse Media, Inc.
Trading Symbol	GHSE
Entity Central Index Key	0001368900
Document Type	8-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-29
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,742,311
Entity Common Stock Shares Outstanding		58,077,031

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Current assets:
Cash and cash equivalents	$ 25,512	$ 34,527
Restricted cash	6,467	6,467
Accounts receivable, net of allowance for doubtful accounts of $2,233 and $2,456 at June 30, 2013 and December 30, 2012, respectively	49,409	54,692
Inventory	5,309	6,019
Prepaid expenses	5,243	5,815
Other current assets	8,533	8,215
Total current assets	100,473	115,735
Property, plant, and equipment, net of accumulated depreciation of $133,283 and $128,208 at June 30, 2013 and December 30, 2012, respectively	108,679	116,510
Goodwill	13,742	13,742
Intangible assets, net of accumulated amortization of $208,177 and $196,878 at June 30, 2013 and December 30, 2012, respectively	207,208	218,981
Deferred financing costs, net	1,197	1,719
Other assets	1,931	2,605
Assets held for sale	474	474
Total assets	433,704	469,766
Current liabilities:
Current portion of long-term liabilities	708	853
Current portion of long-term debt	0	6,648
Accounts payable	8,367	9,396
Accrued expenses	28,407	26,258
Accrued interest	4,701	4,665
Deferred revenue	24,983	25,217
Total current liabilities	67,166	73,037
Long-term liabilities:
Long-term debt	1,167,450	1,167,450
Long-term liabilities, less current portion	2,062	2,347
Derivative instruments	31,053	45,724
Pension and other postretirement benefit obligations	14,828	15,367
Total liabilities	1,282,559	1,303,925
Stockholders' deficit:
Common stock, $0.01 par value, 150,000,000 shares authorized at June 30, 2013 and December 30, 2012; 58,313,868 issued and 58,077,031 outstanding at June 30, 2013 and December 30, 2012	568	568
Additional paid-in capital	831,369	831,344
Accumulated other comprehensive loss	(37,928)	(52,642)
Accumulated deficit	(1,642,554)	(1,610,917)
Treasury stock, at cost, 236,837 shares at June 30, 2013 and December 30, 2012	(310)	(310)
Total GateHouse Media stockholders' deficit	(848,855)	(831,957)
Noncontrolling interest	0	(2,202)
Total stockholders' deficit	(848,855)	(834,159)
Total liabilities and stockholders' deficit	$ 433,704	$ 469,766

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,233	$ 2,456
Property, Plant, and equipment, accumulated depreciation	133,283	128,208
Intangible assets, accumulated amortization	$ 208,177	$ 196,878
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	58,313,868	58,313,868
Common stock, shares outstanding	58,077,031	58,077,031
Treasury stock, shares	236,837	236,837

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Revenues:
Advertising	$ 79,220	$ 86,952	$ 150,559	$ 165,870
Circulation	33,047	32,744	65,513	65,114
Commercial printing and other	7,331	6,275	14,107	12,197
Total revenues	119,598	125,971	230,179	243,181
Operating costs and expenses:
Operating costs	64,978	68,324	129,998	136,328
Selling, general, and administrative	41,156	35,215	78,722	72,054
Depreciation and amortization	9,791	9,893	19,636	20,204
Integration and reorganization costs	741	738	958	1,860
Loss on sale of assets	649	158	1,043	155
Operating income (loss)	2,283	11,643	(178)	12,580
Interest expense	14,456	14,449	28,886	28,997
Amortization of deferred financing costs	261	340	522	680
(Gain) loss on derivative instruments	5	(809)	9	(1,644)
Other (income) expense	737	5	1,008	(40)
Loss from continuing operations before income taxes	(13,176)	(2,342)	(30,603)	(15,413)
Income tax expense	0	148	0	43
Loss from continuing operations	(13,176)	(2,490)	(30,603)	(15,456)
Loss from discontinued operations, net of income taxes	(946)	(200)	(1,034)	(475)
Net loss	(14,122)	(2,690)	(31,637)	(15,931)
Loss per share, basic and diluted:
Loss from continuing operations	$ (0.23)	$ (0.05)	$ (0.53)	$ (0.27)
Loss from discontinued operations	$ (0.01)	$ 0	$ (0.01)	$ 0
Net loss	$ (0.24)	$ (0.05)	$ (0.54)	$ (0.27)
Basic weighted average shares outstanding	58,076,193	58,051,049	58,063,901	58,032,205
Diluted weighted average shares outstanding	58,076,193	58,051,049	58,063,901	58,032,205
Comprehensive income (loss)	$ (7,126)	$ 757	$ (16,923)	$ (17,204)

Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Non-controlling interest in subsidiary [Member]
Balance at Dec. 30, 2012	$ (834,159)	$ 568	$ 831,344	$ (52,642)	$ (1,610,917)	$ (310)	$ (2,202)
Treasury stock shares at Dec. 30, 2012	236,837
Common stock shares at Dec. 30, 2012	58,313,868
Net loss	(31,637)				(31,637)
Gain on derivative instruments, net of income taxes of $0	14,680			14,680
Net actuarial loss on prior service cost, net of income taxes of $0	34			34
Disposal of non wholly owned subsidiary	2,202						2,202
Non-cash compensation expense	25		25
Balance at Jun. 30, 2013	$ (848,855)	$ 568	$ 831,369	$ (37,928)	$ (1,642,554)	$ (310)	$ 0
Common stock shares at Jun. 30, 2013	58,313,868
Treasury Stock Shares at Jun. 30, 2013	236,837

Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) [Abstract]
Gain on derivative instruments, income tax	$ 0
Net actuarial loss and prior service cost, income tax	$ 0

Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Cash flows from operating activities:
Net loss	$ (31,637)	$ (15,931)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	19,693	20,678
Amortization of deferred financing costs	522	680
(Gain) loss on derivative instruments	9	(1,644)
Non-cash compensation expense	25	48
Loss on sale of assets	2,198	187
Pension and other postretirement benefit obligations	(428)	(244)
Impairment of long-lived assets	0	206
Goodwill impairment	0	216
Changes in assets and liabilities:
Accounts receivable, net	4,912	6,857
Inventory	710	(417)
Prepaid expenses	518	9,991
Other assets	194	(1,295)
Accounts payable	(293)	1,469
Accrued expenses	2,549	(1,530)
Accrued interest	42	(65)
Deferred revenue	112	(558)
Other long-term liabilities	(215)	(422)
Net cash (used in) provided by operating activities	(1,089)	18,226
Cash flows from investing activities:
Purchases of property, plant, and equipment	(2,018)	(1,737)
Proceeds from sale of assets and insurance	740	442
Net cash used in investing activities	(1,278)	(1,295)
Cash flows from financing activities:
Repayments under current portion of long-term debt	(6,648)	(4,600)
Net cash used in financing activities	(6,648)	(4,600)
Net (decrease) increase in cash and cash equivalents	(9,015)	12,331
Cash and cash equivalents at beginning of period	34,527	19,212
Cash and cash equivalents at end of period	$ 25,512	$ 31,543

Unaudited Financial Statements	6 Months Ended
Jun. 30, 2013
Unaudited Financial Statements [Abstract]
Unaudited Financial Statements
(1) Unaudited Financial Statements
The accompanying unaudited condensed consolidated financial statements of GateHouse Media, Inc. and its subsidiaries (together, the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to Form 10-Q and applicable provisions of Regulation S-X, each as promulgated by the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in comprehensive annual financial statements presented in accordance with GAAP have generally been condensed or omitted pursuant to SEC rules and regulations.
Management believes that the accompanying condensed consolidated financial statements contain all adjustments (which include normal recurring adjustments) that, in the opinion of management, are necessary to present fairly the Company's consolidated financial condition, results of operations and cash flows for the periods presented. The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 30, 2012, included in the Company's Annual Report on Form 10-K.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The Company's operating segments (Large Community Newspapers, Small Community Newspapers and Directories) are aggregated into one reportable business segment.
Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost	Total
For the six months ended June 30, 2013:
Balance at December 30, 2012	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013	$(30,971)	$(6,957)	$(37,928)

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Realized gain on interest rate swap agreements, designated as cash flow hedges	$7,543	$15,076	Interest expense
Amortization of prior service cost	(114)	(228)	(1)
Amortization of unrecognized loss	131	262	(1)

Amounts reclassified from accumulated other comprehensive loss	7,560	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss	$7,560	$15,110	Net loss

(1) This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 10.

Recent Developments
The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. These trends have eliminated the availability to the Company of additional borrowings under its 2007 Credit Facility, see Note 6. As a result, the Company previously implemented and continues to implement plans to reduce costs and preserve cash flow. This includes the suspension of the payment of cash dividends, cost reduction and restructuring programs, and the sale of non-core assets. Additionally, the Company is exploring alternatives to improve its capital structure. The Company believes these initiatives will provide it with the financial resources necessary to invest in the business and provide sufficient cash flow to enable the Company to meet its commitments for the next year.
Recently Issued Accounting Pronouncements
In February 2013, the FASB issued ASC Update No. 2013-02 “Comprehensive Income Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220)”, which amends ASC Topic 220. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition an entity is required to present either on the face of the Statement of Income or in the Notes to the Consolidated Financial Statements significant amounts reclassified out of AOCI and should be provided by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures require under GAAP that provide additional detail about these amounts. The changes to the ASC as a result of this updated guidance became effective for annual and interim reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 did not have a material effect on the Company's Consolidated Financial Statements.

Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
Share-Based Compensation
(2) Share-Based Compensation
The Company recognized compensation cost for share-based payments of $1, $23, $25 and $48 during the three and six months ended June 30, 2013 and July 1, 2012, respectively. As of June 30, 2013, all compensation cost for share-based payments have been recognized.
Restricted Share Grants (“RSGs”)
Under the GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “Plan”), 266,795 RSGs were granted to Company directors, management and employees, 42,535 of which were both granted and forfeited during the year ended December 31, 2008. An additional 100,000 RSGs were granted to Company management during the year ended December 31, 2009. The majority of the RSGs issued under the Plan vest in increments of one-third on each of the first, second and third anniversaries of the grant date. In the event a grantee of an RSG is terminated by the Company without cause, a number of unvested RSGs immediately vest that would have vested under the normal vesting period on the next succeeding anniversary date following such termination. In the event an RSG grantee's employment with the Company is terminated without cause within twelve months after a change in control (as defined in the applicable award agreement), all unvested RSGs become immediately vested at the termination date. During the period prior to the lapse and removal of the vesting restrictions, a grantee of an RSG will have all of the rights of a stockholder, including without limitation, the right to vote and the right to receive all dividends or other distributions. As a result, the RSGs are reflected as outstanding common stock and the unvested RSGs have been excluded from the calculation of basic earnings per share. With respect to Company employees, the value of the RSGs on the date of issuance is recognized as employee compensation expense over the vesting period or through the grantee's eligible retirement date, if shorter, with an increase to additional paid-in-capital.
As of June 30, 2013 and July 1, 2012, there were 0 and 25,424 RSGs, respectively, issued and outstanding with a weighted average grant date fair value of $0.00 and $6.04, respectively. As of June 30, 2013, the aggregate intrinsic value of unvested RSGs was $0. During the three months ended June 30, 2013, the aggregate fair value of vested RSGs was $1.
RSG activity during the three months ended June 30, 2013 was as follows:

	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at December 30, 2012	25,424	$6.04
Vested	(25,424)	6.04

Unvested at June 30, 2013	—	$—

FASB ASC Topic 718, “Compensation - Stock Compensation”, requires the recognition of share-based compensation for the number of awards that are ultimately expected to vest. The Company's estimated forfeitures are based on forfeiture rates of comparable plans. Estimated forfeitures are reassessed periodically and the estimate may change based on new facts and circumstances.

Reclassifications	6 Months Ended
Jun. 30, 2013
Reclassifications [Abstract]
Reclassifications	(3) Reclassifications Certain amounts in the prior period unaudited condensed consolidated financial statements have been reclassified to conform to the 2013 presentation.

Restructuring	6 Months Ended
Jun. 30, 2013
Restructuring [Abstract]
Restructuring
(4) Restructuring
Over the past several years, and in furtherance of the Company's cost reduction and cash flow preservation plans outlined in Note 1, the Company has engaged in a series of individual restructuring programs, designed primarily to right size the Company's employee base, consolidate facilities and improve its operations. These initiatives impact all of the Company's geographic regions and are often influenced by the terms of union contracts within each region. All costs related to these programs, which primarily reflect severance expense, are accrued at the time of announcement.
Information related to restructuring program activity during the twelve months ended December 30, 2012 and the six months ended June 30, 2013 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in integration and reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848
Restructuring provision included in integration and reorganization	920	38	958
Cash payments	(942)	(79)	(1,021)

Balance at June 30, 2013	$662	$123	$785

(1) Other costs primarily included costs to consolidate operations.
(2) Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.
The restructuring reserve balance as of June 30, 2013, for all programs was $785, which is expected to be paid out over the next twelve months.
The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended		Six Months Ended
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Severance and related costs (2)	$726	$547	$920	$1,362
Other costs (1)	15	200	38	515
Cash payments	(371)	(953)	(1,021)	(2,484)
(1)	Other costs primarily included costs to consolidate operations.

(2)
Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.

Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(5) Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	June 30, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,893	$77
Advertiser relationships	278,458	154,422	124,036
Customer relationships	8,940	3,922	5,018
Subscriber relationships	81,934	41,316	40,618
Trade name	5,493	3,479	2,014
Publication rights	345	145	200

Total	$380,140	$208,177	$171,963

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,245

Total	$48,987

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

The weighted average amortization periods for amortizable intangible assets are 4.4 years for noncompete agreements, 16.7 years for advertiser relationships, 13.8 years for customer relationships, 17.2 years for subscriber relationships, 10.0 years for trade names and 15.0 years for publication rights.
Amortization expense for the three and six months ended June 30, 2013 and July 1, 2012 was $5,823, $5,893, $11,668 and $11,801, respectively. Estimated future amortization expense as of June 30, 2013 is as follows:

For the years ending the Sunday closest to December 31:
2013	$11,592
2014	23,277
2015	23,244
2016	21,316
2017	20,242
Thereafter	72,292

Total	$171,963

The Company's annual impairment assessment is made on the last day of its fiscal second quarter.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 14. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.

As of April 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of July 1, 2012, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units and no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the market price of the Company's common stock and fair value of the Company's debt) plus an estimated control premium.
As of September 30, 2012, December 30, 2012 and March 31, 2013, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the July 1, 2012 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of June 30, 2013, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units and no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the market price of the Company's common stock and fair value of the Company's debt) plus an estimated control premium.
The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. Should general economic, market or business conditions decline, and have a negative impact on estimates of future cash flow and market transaction multiples, the Company may be required to record additional impairment charges in the future.

Indebtedness	6 Months Ended
Jun. 30, 2013
Indebtedness [Abstract]
Indebtedness
(6) Indebtedness
2007 Credit Facility
GateHouse Media Operating, Inc. (“Operating”), an indirect wholly-owned subsidiary of the Company, GateHouse Media Holdco, Inc. (“Holdco”), an indirect wholly-owned subsidiary of the Company, and certain of their subsidiaries (together, the “Borrowers”) entered into an Amended and Restated Credit Agreement, dated as of February 27, 2007, with a syndicate of financial institutions with Wells Fargo Bank, N.A., successor-by-merger to Wachovia Bank, National Association (“Wells Fargo Bank”), as administrative agent (the “2007 Credit Facility”).
The 2007 Credit Facility, prior to execution of the Second Amendment (defined below), provided for: (a) a $670,000 term loan facility that matures on August 28, 2014; (b) a delayed draw term loan facility of up to $250,000 that matures on August 28, 2014, and (c) a revolving credit facility with a $40,000 aggregate loan commitment amount available, including a $15,000 sub-facility for letters of credit and a $10,000 swingline facility, that matures on February 28, 2014. The Borrowers used the proceeds of the 2007 Credit Facility to refinance existing indebtedness and for working capital and other general corporate purposes, including, without limitation, financing acquisitions permitted under the 2007 Credit Facility. The 2007 Credit Facility is secured by a first priority security interest in: (a) all present and future capital stock or other membership, equity, ownership or profits interest of Operating and all of its direct and indirect domestic restricted subsidiaries; (b) 65% of the voting stock (and 100% of the nonvoting stock) of all present and future first-tier foreign subsidiaries; and (c) substantially all of the tangible and intangible assets of Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries. In addition, the loans and other obligations of the Borrowers under the 2007 Credit Facility are guaranteed, subject to specified limitations, by Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries.
Borrowings under the 2007 Credit Facility bear interest, at the borrower's option, equal to the LIBOR Rate for a LIBOR Rate Loan (as defined in the 2007 Credit Facility), or the Alternate Base Rate for an Alternate Base Rate Loan (as defined in the 2007 Credit Facility), plus an applicable margin. The applicable margin for the LIBOR Rate term loans and Alternate Base Rate term loans, as amended by the First Amendment (defined below), are 2.00% and 1.00%, respectively. The applicable margin for revolving loans is adjusted quarterly based upon Holdco's Total Leverage (defined as the ratio of Holdco's Consolidated Indebtedness (as defined in the 2007 Credit Facility) on the last day of the preceding quarter to Consolidated EBITDA (as defined in the 2007 Credit Facility) for the four fiscal quarters ending on the date of determination). The applicable margin ranges from 1.50% to 2.00%, in the case of LIBOR Rate Loans and, 0.50% to 1.00% in the case of Alternate Base Rate Loans. Under the revolving credit facility, GateHouse Media will also pay a quarterly commitment fee on the unused portion of the revolving credit facility ranging from 0.25% to 0.50% based on the same ratio of Consolidated Indebtedness to Consolidated EBITDA and a quarterly fee equal to the applicable margin for LIBOR Rate Loans on the aggregate amount of outstanding letters of credit. In addition, GateHouse Media will be required to pay a ticking fee at the rate of 0.50% of the aggregate unfunded amount available to be borrowed under the delayed draw term facility.
No principal payments are due on the term loan facilities or the revolving credit facility until the applicable maturity date. The Borrowers are required to prepay borrowings under the term loan facilities in an amount equal to 50.0% of Holdco's Excess Cash Flow (as defined in the 2007 Credit Facility) earned during the previous fiscal year, except that no prepayments are required if the Total Leverage Ratio (as defined in the 2007 Credit Facility) is less than or equal to 6.0 to 1.0 at the end of such fiscal year. In addition, the Borrowers are required to prepay borrowings under the term loan facilities with asset disposition proceeds in excess of specified amounts to the extent necessary to cause Holdco's Total Leverage Ratio to be less than or equal to 6.25 to 1.00, and with cash insurance proceeds and condemnation or expropriation awards, in excess of specified amounts, subject, in each case, to reinvestment rights. The Borrowers are required to prepay borrowings under the term loan facilities with the net proceeds of equity issuances by GateHouse Media in an amount equal to the lesser of (a) the amount by which 50.0% of the net cash proceeds exceeds the amount (if any) required to repay any credit facilities of GateHouse Media or (b) the amount of proceeds required to reduce Holdco's Total Leverage Ratio to 6.0 to 1.0. The Borrowers are also required to prepay borrowings under the term loan facilities with 100% of the proceeds of debt issuances (with specified exceptions), except that no prepayment is required if Holdco's Total Leverage Ratio is less than 6.0 to 1.0. If the term loan facilities have been paid in full, mandatory prepayments are applied to the repayment of borrowings under the swingline facility and revolving credit facilities and the cash collateralization of letters of credit.
The 2007 Credit Facility contains a financial covenant that requires Holdco to maintain a Total Leverage Ratio of less than or equal to 6.5 to 1.0 at any time an extension of credit is outstanding under the revolving credit facility. The 2007 Credit Facility contains affirmative and negative covenants applicable to Holdco, Operating and their restricted subsidiaries customarily found in loan agreements for similar transactions, including restrictions on their ability to incur indebtedness (which GateHouse Media is generally permitted to incur so long as it satisfies an incurrence test that requires it to maintain a pro forma Total Leverage Ratio of less than 6.5 to 1.0), create liens on assets, engage in certain lines of business, engage in mergers or consolidations, dispose of assets, make investments or acquisitions, engage in transactions with affiliates, enter into sale leaseback transactions, enter into negative pledges or pay dividends or make other restricted payments, except that Holdco is permitted to (a) make restricted payments (including quarterly dividends) so long as, after giving effect to any such restricted payment, Holdco and its subsidiaries have a Fixed Charge Coverage Ratio (as defined in the 2007 Credit Facility) equal to or greater than 1.0 to 1.0 and would be able to incur an additional $1.00 of debt under the incurrence test referred to above and (b) make restricted payments of proceeds of asset dispositions to GateHouse Media to the extent such proceeds are not required to prepay loans under the 2007 Credit Facility and/or cash collateralize letter of credit obligations and such proceeds are used to prepay borrowings under acquisition credit facilities of GateHouse Media. The 2007 Credit Facility also permits the borrowers, in certain limited circumstances, to designate subsidiaries as “unrestricted subsidiaries” which are not subject to the covenant restrictions in the 2007 Credit Facility. The 2007 Credit Facility contains customary events of default, including defaults based on a failure to pay principal, reimbursement obligations, interest, fees or other obligations, subject to specified grace periods; any material inaccuracy of a representation or warranty; breach of covenant; failure to pay other indebtedness and cross-accelerations; a Change of Control (as defined in the 2007 Credit Facility); events of bankruptcy and insolvency; material judgments; failure to meet certain requirements with respect to ERISA; and impairment of collateral. There were no extensions of credit outstanding under the revolving credit portion of the facility at June 30, 2013 and, therefore, the Company was not required to be in compliance with the Total Leverage Ratio covenant at such time.
First Amendment to 2007 Credit Facility
On May 7, 2007, the Borrowers entered into the First Amendment to the 2007 Credit Facility (“the First Amendment”). The First Amendment provided an incremental term loan facility under the 2007 Credit Facility in the amount of $275,000. As amended by the First Amendment, the 2007 Credit Facility includes $1,195,000 of term loan facilities and $40,000 of a revolving credit facility. The incremental term loan facility amortizes at the same rate and matures on the same date as the existing term loan facilities under the 2007 Credit Facility. Interest on the incremental term loan facility accrues at a rate per annum equal to, at the option of the borrower, (a) adjusted LIBOR plus a margin equal to (i) 2.00%, if the corporate family ratings and corporate credit ratings of Operating by Moody's Investors Service Inc. and Standard and Poor's Rating Services, are at least B1, and B plus, respectively, in each case with stable outlook or (ii) 2.25%, otherwise, as was the case as of June 30, 2013, or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin 1.00% lower than that applicable to adjusted LIBOR-based loans. Any voluntary or mandatory repayment of the First Amendment term loans made with the proceeds of a new term loan entered into for the primary purpose of benefiting from a margin that is less than the margin applicable as a result of the First Amendment will be subject to a 1.00% prepayment premium. The First Amendment term loans are subject to a “most favored nation” interest provision that grants the First Amendment term loans an interest rate margin that is 0.25% less than the highest margin of any future term loan borrowings under the 2007 Credit Facility.

As previously noted, the First Amendment also modified the interest rates applicable to the term loans under the 2007 Credit Facility. Term loans thereunder accrue interest at a rate per annum equal to, at the option of the Borrower, (a) adjusted LIBOR plus a margin equal to 2.00% or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin equal to 1.00%. The terms of the previously outstanding borrowings were also modified to include a 1.00% prepayment premium corresponding to the prepayment premium applicable to the First Amendment term loans and a corresponding “most favored nation” interest provision.
Second Amendment to 2007 Credit Facility
On February 3, 2009, the Company entered into the Second Amendment to the 2007 Credit Facility (the “Second Amendment”).
Among other things, the Second Amendment reduced the aggregate principal amounts available under the 2007 Credit Facility, as follows: (a) for revolving loans, from $40,000 to $20,000; (b) for the letter of credit subfacility, from $15,000 to $5,000; and (c) for the swingline loan subfacility, from $10,000 to $5,000.
In addition, the Second Amendment provides that Holdco may not incur additional term debt under the 2007 Credit Facility unless the Senior Secured Incurrence Test (as defined in the Second Amendment) is less than 4.00 to 1.00 and the current Incurrence Test (as defined in the Second Amendment) is satisfied.
Agency Amendment to 2007 Credit Facility
On April 1, 2011, the Borrowers entered into an Agency Succession and Amendment Agreement, dated as of March 30, 2011, to the 2007 Credit Facility (the “Agency Amendment”).
Pursuant to the Agency Amendment, among other things, (a) Wells Fargo Bank resigned as administrative agent and (b) Gleacher Products Corp. was appointed as administrative agent. In addition, the Agency Amendment effected certain amendments to the 2007 Credit Facility that provide that (x) the administrative agent need not be a lender under the 2007 Credit Facility and (y) the lenders holding a majority of the outstanding term loans and loan commitments under the 2007 Credit Facility have (i) the right, in their discretion, to remove the administrative agent and (ii) the right to make certain decisions and exercise certain powers under the 2007 Credit Facility that had previously been within the discretion of the administrative agent.
2007 Credit Facility Excess Cash Flow Payment and Outstanding Balance
As required by the 2007 Credit Facility, as amended, on March 26, 2013 and March 15, 2012, the Company made principal payments of $6,648 and $4,600, respectively, which represented 50% of the Excess Cash Flow related to the fiscal years ended December 30, 2012 and January 1, 2012, respectively. As of June 30, 2013, a total of $1,167,450 was outstanding under the 2007 Credit Facility: $654,554 was outstanding under the term loan facility, $244,236 was outstanding under the delayed draw term loan facility, $268,660 was outstanding under the incremental term loan facility and no amounts were outstanding under the revolving credit facility.
Compliance with Covenants
As of June 30, 2013 the Company is in compliance with all of the covenants and obligations under the 2007 Credit Facility, as amended. However, due to restrictive covenants and conditions within the facility, the Company currently does not have the ability to draw upon the revolving credit facility portion of the 2007 Credit Facility for any immediate short-term funding needs or to incur additional long-term debt and does not expect to be able to do so in the foreseeable future.
Fair Value
As of June 30, 2013, the fair value of the Company's total long-term debt, determined based on the average yield to maturity of publicly traded debt with similar ratings and consistent maturities and terms, Level 2 inputs (see Note 12), was approximately $857,000. As of June 30, 2013, the average yield to maturity of such publicly traded debt used in valuing the Company's debt ranged from 8.4% to 41.8% with an average of 18.3%. The fair value is an estimate based on publicly available information and may not necessarily represent the fair market value in an arm's length transaction.
Payment Schedule
As of June 30, 2013, scheduled principal payments of outstanding debt are as follows:

2013
2014	1,167,450

$1,167,450

Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
Derivative Instruments
(7) Derivative Instruments
The Company uses certain derivative financial instruments to hedge the aggregate risk of interest rate fluctuations with respect to its long-term debt, which requires payments based on a variable interest rate index. These risks include: increases in debt rates above the earnings of the encumbered assets, increases in debt rates resulting in the failure of certain debt ratio covenants, increases in debt rates such that assets can no longer be refinanced, and earnings volatility.
In order to reduce such risks, the Company primarily uses interest rate swap agreements to change floating-rate long-term debt to fixed-rate long-term debt. This type of hedge is intended to qualify as a “cash-flow hedge” under FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). For these instruments, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive loss in the Condensed Consolidated Statement of Stockholders' Equity (Deficit) and recognized in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) in the same period in which the hedged transaction impacts earnings. The ineffective portion of the change in the fair value of the derivative is immediately recognized in earnings.
Fair Values of Derivative Instruments

	Liability Derivatives
	June 30, 2013		December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$31,053	Derivative Instruments	$45,724

Total derivatives		$31,053		$45,724

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Three Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(5)	$809

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$6,979	$3,991	Interest income/ (expense)	$7,543	$6,785	Gain (loss) on derivative instruments	$(5)	$3

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(9)	$1,644

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$14,680	$(34)	Interest income/ (expense)	$15,076	$13,441	Gain (loss) on derivative instruments	$(9)	$29

On June 23, 2005, the Company entered into and designated an interest rate swap based on a notional amount of $300,000, which matured in June 2012, as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and pays a fixed rate of 4.135%, with settlements occurring monthly. On February 20, 2006, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. At December 31, 2006, the swap no longer qualified as an effective hedge. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On January 1, 2007, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947, which also includes the termination of the swap having a notional value of $270,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of June 30, 2013, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with financing obtained in 2006, the Company entered into and designated an interest rate swap based on a notional amount of $270,000, which matured in July 2011, as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and paid a fixed rate of 5.359%, with settlements occurring monthly. On January 1, 2007, the swap was redesignated. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947 which also includes the termination of the swap having a notional value of $300,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of June 30, 2013, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $100,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 5.14%, with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $1,142, of which $0 was recognized through earnings and $1,142 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $2,401, of which $0 was recognized through earnings and $2,401 was recognized through accumulated other comprehensive income.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $250,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 4.971%, with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $2,754, of which $0 was recognized through earnings and $2,754 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $5,794, of which $1 was recognized through earnings and $5,793 was recognized through accumulated other comprehensive income.
In connection with the First Amendment to the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $200,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 5.079% with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $2,254, of which a decrease of $5 was recognized through earnings and an increase of $2,259 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $4,742, of which a decrease of $10 was recognized through earnings and an increase of $4,752 was recognized through accumulated other comprehensive income.
In connection with the First Amendment to the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $75,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 4.941% with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $824, of which $0 was recognized through earnings and $824 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $1,734, of which $0 was recognized through earnings and $1,734 was recognized through accumulated other comprehensive income.
The aggregate amount of unrealized loss related to derivative instruments recognized in other comprehensive loss as of June 30, 2013 and July 1, 2012 was $30,971 and $51,517, respectively.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
(8) Related Party Transactions
Fortress Investment Group, LLC
On May 9, 2005, FIF III, FIF III Liberty Acquisitions, LLC, a wholly-owned subsidiary of FIF III (“Merger Subsidiary”), and the Company entered into an agreement that provided for the merger of Merger Subsidiary with and into the Company, with the Company continuing as a wholly-owned subsidiary of FIF III (the “Merger”). The Merger was completed on June 6, 2005. FIF III is an affiliate of Fortress Investment Group LLC (“Fortress”).
As of June 30, 2013, Fortress and its affiliates beneficially owned approximately 39.6% of the Company's outstanding common stock.
In addition, the Company's Chairman, Wesley Edens, is also the Co-Chairman of the board of directors of Fortress. The Company does not pay Mr. Edens a salary or any other form of compensation.
Affiliates of Fortress own $639,233 of the $1,167,450 outstanding under the 2007 Credit Facility, as amended, as of August 1, 2013, of which $33,456 is still waiting to be settled. These amounts were purchased on arms' length terms in secondary market transactions.
On October 24, 2006, the Company entered into an Investor Rights Agreement with FIF III. The Investor Rights Agreement provides FIF III with certain rights with respect to the nomination of directors to the Company's board of directors as well as registration rights for securities of the Company owned by Fortress.
The Investor Rights Agreement requires the Company to take all necessary or desirable action within its control to elect to its board of directors so long as Fortress beneficially owns (a) more than 50% of the voting power of the Company, four directors nominated by FIG Advisors LLC, an affiliate of Fortress (“FIG Advisors”), or such other party nominated by Fortress; (b) between 25% and 50% of the voting power of the Company, three directors nominated by FIG Advisors; (c) between 10% and 25% of the voting power of the Company, two directors nominated by FIG Advisors; and (d) between 5% and 10% of the voting power of the Company, one director nominated by FIG Advisors. In the event that any designee of FIG Advisors shall for any reason cease to serve as a member of the board of directors during his term of office, FIG Advisors will be entitled to nominate an individual to fill the resulting vacancy on the board of directors.
Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company's common stock at least equal to 5% or more of the Company's common stock issued and outstanding immediately after the consummation of its IPO (a “Registrable Amount”), “demand” registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). FIF III is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a “firm commitment” underwritten offering to which the requestor held “piggyback” rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company's reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
FIF III also has “piggyback” registration rights that allow FIF III to include the shares of common stock that FIF III and its permitted transferees own in any public offering of equity securities initiated by the Company (other than those public offerings pursuant to registration statements on Forms S-4 or S-8) or by any of the Company's other stockholders that may have registration rights in the future. The “piggyback” registration rights of FIF III are subject to proportional cutbacks based on the manner of the offering and the identity of the party initiating such offering.

The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company's efforts to keep the shelf registration statement continuously effective and the Company's right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company's stockholders.
The Company has agreed to indemnify FIF III and its permitted transferees against any losses or damages resulting from any untrue statement or omission of material fact in any registration statement or prospectus pursuant to which FIF III and its permitted transferees sells shares of the Company's common stock, unless such liability arose from FIF III misstatement or omission, and Parent has agreed to indemnify the Company against all losses caused by its misstatements or omissions. The Company will pay all expenses incident to registration and Fortress will pay its respective portions of all underwriting discounts, commissions and transfer taxes relating to the sale of its shares under such a registration statement.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes
(9) Income Taxes
The Company performs a quarterly assessment of its deferred tax assets and liabilities. FASB ASC Topic 740, “Income Taxes” (“ASC 740”) limits the ability to use future taxable income to support the realization of deferred tax assets when a company has experienced a history of losses even if future taxable income is supported by detailed forecasts and projections.
In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. The Company concluded that during the six months ended June 30, 2013, a net increase to the valuation allowance of $6,221 would be necessary to offset additional deferred tax assets. Of this amount, an $11,548 increase was recognized through the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss), a $5,658 decrease was recognized through accumulated other comprehensive loss, and a $331 increase was recognized through discontinued operations.
The realization of the remaining deferred tax assets is primarily dependent on the scheduled reversals of deferred taxes. Any changes in the scheduled reversals of deferred taxes may require an additional valuation allowance against the remaining deferred tax assets. Any increase or decrease in the valuation allowance could result in an increase or decrease in income tax expense in the period of adjustment.
The computation of the annual expected effective tax rate at each interim period requires certain estimates and assumptions including, but not limited to, the expected operating income (loss) for the year, projections of the proportion of income (or loss), permanent and temporary differences, including the likelihood of recovering deferred tax assets generated in the current year. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is acquired, or as additional information is obtained. To the extent that the estimated annual effective tax rate changes during a quarter, the effect of the change on prior quarters is included in tax expense for the current quarter.
For the six months ended June 30, 2013, the expected federal tax benefit at 34% is $10,405. The difference between the expected tax and the effective tax of $0 is primarily attributable to the tax effect of the federal valuation allowance of $10,032, the tax effect related to non-deductible expenses of $280, and deferred tax benefits that expired of $93.
The Company and its subsidiaries file a U.S. federal consolidated income tax return. The U.S. federal and state statute of limitations generally remains open for the 2009 tax year and beyond.
In accordance with ASC 740, the Company recognizes penalties and interest relating to uncertain tax positions in the provision for income taxes. As of June 30, 2013 and December 30, 2012, the Company had unrecognized tax benefits of approximately $4,677 and $4,677, respectively. The Company did not record significant amounts of interest and penalties related to unrecognized tax benefits for the periods ending June 30, 2013 and December 30, 2012. The Company does not expect significant changes in unrecognized tax benefits within the next 12 months.

Pension and Postretirement Benefits	6 Months Ended
Jun. 30, 2013
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits
(10) Pension and Postretirement Benefits
The Company maintains a pension plan and several postretirement medical and life insurance plans which cover certain employees. The Company uses the accrued benefit actuarial method and best estimate assumptions to determine pension costs, liabilities and other pension information for defined benefit plans.

The following provides information on the pension plan and postretirement medical and life insurance plans for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended June 30, 2013		Three Months Ended July 1, 2012		Six Months Ended June 30, 2013		Six Months Ended July 1, 2012
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
Components of net periodic benefit costs:
Service cost	$75	$10	$50	$9	$150	$20	$100	$19
Interest cost	271	57	296	68	542	115	592	136
Expected return on plan assets	(340)	—	(310)	—	(680)	—	(620)	—
Amortization of prior service cost	—	(114)	—	(114)	—	(228)	—	(228)
Amortization of unrecognized loss	131	—	92	—	262	—	184	—

Total	$137	$(47)	$128	$(37)	$274	$(93)	$256	$(73)

During the three and six months ended June 30, 2013 and July 1, 2012, the Company recognized a total of $90, $91, $181 and $183 in pension and postretirement benefit expense, respectively.
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement
Weighted average discount rate	4.10%	3.62%
Rate of increase in future compensation levels	—	—
Expected return on assets	7.5%	—
Current year trend	—	7.7%
Ultimate year trend	—	4.8%
Year of ultimate trend	—	2022

Assets Held for Sale	6 Months Ended
Jun. 30, 2013
Assets Held for Sale [Abstract]
Assets Held for Sale
(11) Assets Held for Sale
As of June 30, 2013 and December 30, 2012, the Company intended to dispose of various assets which are classified as held for sale on the Condensed Consolidated Balance Sheet in accordance with ASC 360.
The following table summarizes the major classes of assets and liabilities held for sale at June 30, 2013 and December 30, 2012:

	June 30, 2013	December 30, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$474

Total long-term assets held for sale	$474	$474

During the twelve months ended December 30, 2012 the Company recorded an impairment charge in the amount of $2,128 related to property, plant and equipment and certain intangible assets which were classified as held for sale, refer to Note 12 for fair value measurement discussion. No such impairment charges were recorded during the six months ended June 30, 2013.

Fair Value Measurement	6 Months Ended
Jun. 30, 2013
Fair Value Measurement [Abstract]
Fair Value Measurement
(12) Fair Value Measurement
Fair value measurements and disclosures require the use of valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:
-	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.

-
Level 2: Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities or market corroborated inputs.

-	Level 3: Unobservable inputs for which there is little or no market data and which require the Company to develop our own assumptions about how market participants price the asset or liability.

The valuation techniques that may be used to measure fair value are as follows:
-	Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

-	Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectation about those future amounts.

-	Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).
The following table presents financial assets and liabilities measured or disclosed at fair value on a recurring basis for the periods presented:

	Fair Value Measurements at Reporting Date Using

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique

As of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
As of June 30, 2013
Assets
Cash and cash equivalents	$25,512	$—	$—	$25,512	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$31,053	$31,053	Income
(1	)Derivative assets and liabilities consist of interest rate swaps which are measured using the Company's estimates of the assumptions a market participant would use in pricing the derivative. The fair value of the interest rate derivative is determined based on the upper notional band using cash flows discounted at the relevant market interest rates in effect at the period close and incorporates an assessment of the risk of non-performance by the interest rate derivative counterparty in valuing derivative assets and an evaluation of the Company's credit risk in valuing derivative liabilities.
The following table reflects the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for the three months ended June 30, 2013:

Derivative Liabilities
Balance as of December 30, 2012	$45,724
Total (gains) losses, net:
Included in earnings	9
Included in other comprehensive income	(14,680)

Balance as of June 30, 2013	$31,053

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). During the quarter ended April 1, 2012, goodwill was written down to implied fair value using Level 3 inputs. The valuation techniques utilized to measure fair value are discussed in Note 5.
Refer to Note 6 for the discussion on the fair value of the Company's total long-term debt.
During the twelve months ended December 30, 2012, the Company recorded an impairment charge in the amount of $2,128 related to property, plant and equipment and certain intangible assets which were classified as held for sale. The Company used assessed values and current market data, Level 2 inputs, to determine the fair value.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
 (13) Commitments and Contingencies
The Company becomes involved from time to time in claims and lawsuits incidental to the ordinary course of its business, including with respect to matters such as libel, invasion of privacy, intellectual property infringement, wrongful termination actions, and complaints alleging employment discrimination. In addition, the Company is involved from time to time in governmental and administrative proceedings concerning employment, labor, environmental and other claims. Insurance coverage maintained by the Company mitigates potential loss for certain of these matters. Historically, such claims and proceedings have not had a material effect upon the Company's condensed consolidated results of operations or financial condition. While the Company is unable to predict the ultimate outcome of any currently outstanding legal actions, it is the opinion of the Company's management that it is a remote possibility that the disposition of these matters would have a material adverse effect upon the Company's condensed consolidated results of operations, financial condition or cash flows.
Restricted cash at June 30, 2013 and December 30, 2012, in the aggregate amount of $6,467 for both periods, is used to collateralize standby letters of credit in the name of the Company's insurers in accordance with certain insurance policies and as cash collateral for certain business operations.

Discontinued Operations	6 Months Ended
Jun. 30, 2013
Discontinued Operations [Abstract]
Discontinued Operations
(14) Discontinued Operations
In May 2013, the Company disposed of a non wholly owned subsidiary in Chicago, Illinois. As a result, the asset, liability and noncontrolling interest carrying amounts of this subsidiary were derecognized. A loss of $1,146 was recognized in discontinued operations and no noncontrolling interest amounts remain after this disposal.
The net revenue during the six months ended June 30, 2013 and July 1, 2012 for the aforementioned discontinued operation and previously discontinued operations was $394 and $5,598, respectively. Loss, net of income taxes of $0, during the six months ended June 30, 2013 and July 1, 2012 for the aforementioned discontinued operation and previously discontinued operations was $1,034 and $475, respectively. The loss from discontinued operations attributable to noncontrolling interest during the six months ended June 30, 2013 and July 1, 2012 was $55 and $304, respectively.

Subsequent Events and Going Concern Considerations	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events and Going Concern Considerations
(15) Subsequent Events and Going Concern Considerations

On September 4, 2013, the Company entered into a restructuring support agreement (RSA) with Cortland Products Corp., as administrative agent (the “Administrative Agent”) certain of the lenders under the Company's 2007 Credit Facility, including Newcastle Investment Corp. (“Newcastle) and its affiliates.  The terms of the RSA are summarized as follows. This summary only discusses the key terms of the RSA and is not intended to be a complete description of the RSA.

The key terms of the RSA are as follows:

The RSA proposes a restructuring of the Company pursuant to a pre-packaged restructuring plan under Chapter 11 of the Bankruptcy Code (“the Plan”) whereby each Creditor (as defined below) has the option of exchanging its holdings in the Outstanding Debt (as defined below) for either its pro rata share of cash or common stock in a new holding company (such common stock, “New Media Common Stock,” and such holding company from and after the Effective Date, “New Media”) with ownership interests in the reorganized Company (such reorganized Company, “New GateHouse”). New Media is an entity that is unrelated to GateHouse and currently is a wholly-owned subsidiary of Newcastle.

New Media intends to distribute a portion of its estimated EBITDA (as defined in the RSA) less (i) cash taxes; (ii) interest expense; (iii) principal payments under the Financing (as defined below), (iv) capital expenditures; and (v) changes in net working capital to its shareholders and reinvest the remainder for general corporate purposes which may include accretive acquisitions.

The RSA includes the restructuring of the following indebtedness of the Company (the “Outstanding Debt”):
  Indebtedness under the 2007 Credit Facility, consisting of a “Revolving Credit Facility,” a “Term Loan Facility,” a “Delayed Draw Term Loan Facility” and an “Incremental Term Loan Facility” (collectively, the “2007 Credit Facility Claims”).  The 2007 Credit Facility Claims consisted of a (i) Revolving Credit Facility of $0 and $0 at December 30, 2012 and June 30, 2013, respectively, (ii) Term Loan Facility of $658,281 and $654,554 at December 30, 2012 and June 30, 2013, respectively, (iii) Delayed Draw Term Loan Facility of $245,627 and $244,236 at December 30, 2012 and June 30, 2013, respectively and (iv) Incremental Term Loan Facility of $270,190 and $268,660 at December 30, 2012 and June 30, 2013, respectively.
  Swap Liability, including (i) $100,000 notional amount executed February 27, 2007, (ii) $250,000 notional amount executed April 4, 2007, (iii) $200,000 notional amount executed April 13, 2007 and (iv) $75,000 notional amount executed September 18, 2007. As of December 31, 2012 and June 30, 2013, the carrying value of the Swap Liability totaled $45,724 and $31,053, respectively.

Holders of the Outstanding Debt are referred to herein as “Creditors.”

Subject to the approval of the U.S. Bankruptcy Court, the RSA proposes a restructuring of the Outstanding Debt as follows:
  Each Creditor of the Outstanding Debt would receive, in full and final satisfaction of its respective claim, at its election (with respect to all or any portion of its claims) to be made in connection with solicitation of the Plan, its pro rata share of:
  Cash pursuant to the Cash-Out Offer (described below under “Cash-Out Offer”) (the “Cash-Out Option”); and/or
  (A) 100% of New Media Common Stock (subject to dilution as discussed herein) and (B) 100% of the Net Proceeds (as defined below), if any (collectively, the “New Media Equity Option”).

Creditors that do not make an election during the Solicitation Period (as defined below) with respect to their claims will be deemed to have elected the Cash-Out Option.
  Pension, trade and all other unsecured claims will be unimpaired by the Plan.
  Holders of equity interests in GateHouse Media, including warrants, rights and options to acquire such equity interests (“Existing Equity Holders”), would be cancelled, and Existing Equity Holders will receive 10-year warrants, collectively representing the right to acquire, in the aggregate,  equity equal to 5% of the issued and outstanding shares of New Media (subject to dilution) as of the effective date of the Plan (the “Effective Date”), with the strike price per share for such warrants calculated based on a total equity value of New Media prior to the Local Media Contribution (as defined below) of $1,200,000 as of the Effective Date.  New Media Warrants will not have the benefit of antidilution protections, other than customary protections including for stock splits and stock dividends.  Existing equity interests will be cancelled under the Plan.

Cash Out Offer

In connection with the restructuring, Newcastle (“Plan Sponsor”) (or its designated affiliates) will offer to purchase, in cash, an amount equal to 40.0% of the sum of (i) (a) $1,167,450 of principal of the claims under the 2007 Credit Facility, plus (b) accrued and unpaid interest at the applicable contract non-default rate with respect thereto, plus (c) all amounts due under and subject to the terms of the interest rate swaps secured under the 2007 Credit Facility(for the avoidance of doubt, excluding any default interest) on the Effective Date of  the Plan. The Cash-Out Offer will be coterminous with the Solicitation Period (as defined below).

Registration Rights

As of the Effective date of the Plan, New Media will enter into a registration rights agreement with certain holders of the Outstanding Debt that received 10% or more of the New Media Common Stock, to provide customary registration rights.

New Media Equity Option

Instead of the Cash Out Offer, each Creditor may elect to receive in satisfaction of its claims, a pro rata share of New Media Common Stock and the Net Proceeds (as defined below), if any. Following the completion of the restructuring, New Media will use commercially reasonable efforts, based on market conditions and other factors, to list New Media Common Stock (the “Listing”) and may raise additional equity capital in connection with or subsequent to the Listing.  New Media intends to seek the Listing on the New York Stock Exchange. For the avoidance of doubt, a Listing will not be a condition precedent to the effectiveness of the Plan. Under the Plan, New Media will not impose any transfer restrictions on New Media Common Stock.

Financing

GateHouse will use commercially reasonable efforts based on market conditions and other factors, to raise up to $150,000 of new debt (the “Financing”). The net proceeds, if any, will be distributed to holders of New Media Common Stock, including Plan Sponsor (or its designated affiliates) on account of the Cash Out Offer, on or after the Effective Date (the “Net Proceeds”). For the avoidance of doubt the Financing will not be a condition precedent to the effectiveness of the Plan.

Contribution of Local Media Group Holdings LLC

The Plan Sponsor acquired Dow Jones Local Media Group, Inc. (“Local Media”), a publisher of weekly newspaper publications, on September 3, 2013.  Subject to the terms of the RSA, the Plan Sponsor will contribute Local Media Group Holdings LLC (“Local Media Parent”) and assign its rights under the related stock purchase agreement to New Media on the Effective Date (the “Local Media Contribution”) in exchange for shares of common stock of New Media (and at Plan Sponsor's option, $50), collectively equal in value to the cost of the Local Media Acquisition (as adjusted pursuant to the Plan) based upon the equity value of New Media as of the Effective Date prior to the contribution.

Solicitation of the Plan and Chapter 11 of the Bankruptcy Code

      On September 20, 2013, GateHouse commenced a pre-packaged solicitation of the Plan (the “Solicitation”, with a voting deadline of September 26, 2013 as such date may be extended by Plan Sponsor in its sole discretion (the “Solicitation Period”), such that the Plan could become effective no later than December 16, 2013.  Subject to the terms of the Support Agreement, if the holders of Outstanding Debt sufficient to meet the requisite threshold of 67% in amount and majority in number (calculated without including any insider) necessary for acceptance of the Plan under Bankruptcy Code (“Bankruptcy Threshold Creditors”) vote to accept the Plan in the Solicitation, GateHouse and its affiliated debtors (the “Debtors”) intend to commence Chapter 11 cases and seek approval of the disclosure statement for the Plan (the “Disclosure Statement”) and confirmation of the Plan therein.  Under the Support Agreement, each of the Participating Lenders has agreed to (a) support and take any reasonable action in furtherance of the Restructuring, (b) timely vote their Outstanding Debt to accept the Plan and not change or withdraw such vote, (c) support approval of the Disclosure Statement and confirmation of the Plan, as well as certain relief to be requested by Debtors from the Bankruptcy Court, (d) refrain from taking any action inconsistent with the confirmation or consummation of the Plan, and (e) not propose, support, solicit, or particiapate in the formulation of any plan other than the Plan.

Management Agreement

On the Effective Date of the Plan, New Media will enter into a management agreement with an affiliate of the Plan Sponsor (the “Manager”) pursuant to which the Manager will manage the operations of New Media. The annual management fee will be 1.50% of New Media's gross equity as set forth in the Management Agreement.

Releases

To the fullest extent permitted by applicable law, the restructuring shall include a full release from liability of GateHouse, Plan Sponsor, the Administrative Agent under the 2007 Credit Facility, the Creditors, and all current and former direct and indirect  members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives (including their respective members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives) by GateHouse, Plan Sponsor and the Creditors from any claims or causes of action related to or arising out of GateHouse, the Outstanding Debt or the Restructuring on or prior to the Effective Date, except for any claims and causes of action for fraud, gross negligence or willful misconduct.

Conditions Precedent to Closing

The occurrence of the Effective Date shall be subject to the satisfaction (unless waived) of conditions precedent customary for transactions of this type and the satisfaction of such other conditions precedent agreed upon by the lenders, Plan Sponsor and GateHouse, including but not limited to, the following:
  Each of the conditions precedent set forth in the Plan having been satisfied or waived;
  Entry of an order confirming the Plan in form and substance satisfactory to the Plan Sponsor; and
  The confirmation order has (a) not been reversed, stayed, modified, or amended, and (b) the time to appeal or seek certiorari has expired and (i) no appeal or petition for certiorari has been timely taken, or (ii) any appeal or petition for certiorari has been fully resolved, denied, resulted in no modification, or has otherwise been dismissed with prejudice.

Investment Commitment Letter

On September 4, 2013 the Plan Sponsor and the Company entered into an investment commitment letter in connection with the restructuring, described above, under which Plan Sponsor has agreed to purchase the Cash-Out Offer claims, described above. The investment commitment letter provides that, on account of the claims purchased in the Cash-Out Offer on the Effective Date of the Plan, Plan Sponsor will receive its pro rata share of (a) New Media Common Stock and (b) Net Proceeds, if any, net of transaction expenses associated with transactions under the Plan.

 Amendment to the 2007 Credit Facility

On September 4, 2013, the Company executed an amendment to its 2007 Credit Facility effective September 3, 2013.  Among other matters, the amendment revised certain terms and conditions of the 2007 Credit Facility, including the removal of an event of default related to the Company taking any action in furtherance of, or indicating its consent to or approval of a bankruptcy or similar filing, while still maintaining as an event of default the filing by the Company of a proceeding under Chapter 11 of the Bankruptcy Code. The amendment also eliminated the requirement that the Company's annual audited financial statements include an auditors' report without a going concern uncertainty or like modification.

On September 20, 2013, the Company delivered notice to lenders under the 2007 Credit Facility terminating the Revolving Credit Facility of the 2007 Credit Facility effective September 27, 2013.

Management Agreement

On August 27, 2013, the Company entered into a management agreement (the “Local Media Management Agreement”) with Local Media Parent, a subsidiary of Newcastle. Under the terms of the Local Media Management Agreement, the Company will manage the operations of Local Media.  In return, the Company will receive compensation including an annual fee of $1,100, which may be adjusted to an amount not to exceed $1,210 based on a formula defined in the Local Media Management Agreement. In addition, the Company will be eligible to earn an annual incentive pay out equal to 12.5% of the EBITDA of Local Media in excess of budget.  Although Local Media Parent owns 100% of the equity of Local Media, GateHouse manages the daily operations of Local Media.  The Company has determined that the Local Media Management Agreement results in Local Media being a variable interest entity as the Company has the power to direct the activities that most significantly affect the economic performance of the entity. As a result, GateHouse expects that it will be the primary beneficiary and therefore expects to consolidate Local Media's financial position and results of operations. Local Media had revenues of $158,559 and pre-tax loss of $27,907 for the twelve months ended June 30 2013, and total assets of $127,436 at June 30, 2013.

Going Concern Considerations

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes continuity of operations, realization of assets and liquidation of liabilities in the ordinary course of business. As discussed in Note 1, the Company has experienced declining same stores revenue and profitability over the past several years, has incurred significant recurring losses from continuing operations and has a net capital deficiency. Further, the RSA described above, requires the Company to file a voluntary petition seeking to reorganize under Chapter 11 of the Bankruptcy Code, upon the satisfaction of certain conditions , which filing would constitute an event of default under the terms of the Company's 2007 Credit Facility.  The ability of the Company, both during and after the Chapter 11 proceedings, to continue as a going concern is contingent upon, among other things; (i) the ability of the Company to generate cash from operations and to maintain adequate cash on hand; (ii) the resolution of the uncertainty as to the amount of claims that will be allowed; (iii) the ability of the Company to confirm its reorganization plan in the Chapter 11 proceedings and obtain any financing which may be required to emerge from bankruptcy protection; and (iv) the Company's ability to achieve profitability. There can be no assurance that the Company will be able to successfully achieve these objectives in order to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

Unaudited Financial Statements (Tables)	6 Months Ended
Jun. 30, 2013
Unaudited Financial Statements [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
The changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost	Total
For the six months ended June 30, 2013:
Balance at December 30, 2012	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013	$(30,971)	$(6,957)	$(37,928)

Reclassification Out Of Accumulated Other Comprehensive Income (Loss)
The following table presents reclassifications out of accumulated other comprehensive income (loss) for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Realized gain on interest rate swap agreements, designated as cash flow hedges	$7,543	$15,076	Interest expense
Amortization of prior service cost	(114)	(228)	(1)
Amortization of unrecognized loss	131	262	(1)

Amounts reclassified from accumulated other comprehensive loss	7,560	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss	$7,560	$15,110	Net loss

(1) This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 10.

Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
RSG Activity
RSG activity during the three months ended June 30, 2013 was as follows:

	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at December 30, 2012	25,424	$6.04
Vested	(25,424)	6.04

Unvested at June 30, 2013	—	$—

Restructuring (Tables)	6 Months Ended
Jun. 30, 2013
Restructuring [Abstract]
Restructuring Program Activity
Information related to restructuring program activity during the twelve months ended December 30, 2012 and the six months ended June 30, 2013 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in integration and reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848
Restructuring provision included in integration and reorganization	920	38	958
Cash payments	(942)	(79)	(1,021)

Balance at June 30, 2013	$662	$123	$785

(1) Other costs primarily included costs to consolidate operations.
(2) Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.

Schedule of Restructuring Costs and Cash Paid
The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended		Six Months Ended
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Severance and related costs (2)	$726	$547	$920	$1,362
Other costs (1)	15	200	38	515
Cash payments	(371)	(953)	(1,021)	(2,484)
(1)	Other costs primarily included costs to consolidate operations.

(2)
Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.

Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	June 30, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,893	$77
Advertiser relationships	278,458	154,422	124,036
Customer relationships	8,940	3,922	5,018
Subscriber relationships	81,934	41,316	40,618
Trade name	5,493	3,479	2,014
Publication rights	345	145	200

Total	$380,140	$208,177	$171,963

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,245

Total	$48,987

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

Intangible Assets Future Amortization Expense
Amortization expense for the three and six months ended June 30, 2013 and July 1, 2012 was $5,823, $5,893, $11,668 and $11,801, respectively. Estimated future amortization expense as of June 30, 2013 is as follows:

For the years ending the Sunday closest to December 31:
2013	$11,592
2014	23,277
2015	23,244
2016	21,316
2017	20,242
Thereafter	72,292

Total	$171,963

Indebtedness (Tables)	6 Months Ended
Jun. 30, 2013
Indebtedness [Abstract]
Schedule of Principal Payments of Outstanding Debt	Payment Schedule As of June 30, 2013, scheduled principal payments of outstanding debt are as follows:

2013	—
2014	1,167,450

$1,167,450

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
Schedule of Fair Values of Derivative Instruments
Fair Values of Derivative Instruments

	Liability Derivatives
	June 30, 2013		December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$31,053	Derivative Instruments	$45,724

Total derivatives		$31,053		$45,724

Schedule of The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Three Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(5)	$809

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$6,979	$3,991	Interest income/ (expense)	$7,543	$6,785	Gain (loss) on derivative instruments	$(5)	$3

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(9)	$1,644

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$14,680	$(34)	Interest income/ (expense)	$15,076	$13,441	Gain (loss) on derivative instruments	$(9)	$29

Pension and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2013
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Net Periodic Benefit Costs
The following provides information on the pension plan and postretirement medical and life insurance plans for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended June 30, 2013		Three Months Ended July 1, 2012		Six Months Ended June 30, 2013		Six Months Ended July 1, 2012
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
Components of net periodic benefit costs:
Service cost	$75	$10	$50	$9	$150	$20	$100	$19
Interest cost	271	57	296	68	542	115	592	136
Expected return on plan assets	(340)	—	(310)	—	(680)	—	(620)	—
Amortization of prior service cost	—	(114)	—	(114)	—	(228)	—	(228)
Amortization of unrecognized loss	131	—	92	—	262	—	184	—

Total	$137	$(47)	$128	$(37)	$274	$(93)	$256	$(73)

Assumptions Used to Determine Defined Benefit Pension and Postretirement Plans Costs
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement
Weighted average discount rate	4.10%	3.62%
Rate of increase in future compensation levels	—	—
Expected return on assets	7.5%	—
Current year trend	—	7.7%
Ultimate year trend	—	4.8%
Year of ultimate trend	—	2022

Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2013
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale
The following table summarizes the major classes of assets and liabilities held for sale at June 30, 2013 and December 30, 2012:

	June 30, 2013	December 30, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$474

Total long-term assets held for sale	$474	$474

Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurement [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents financial assets and liabilities measured or disclosed at fair value on a recurring basis for the periods presented:

	Fair Value Measurements at Reporting Date Using

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique

As of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
As of June 30, 2013
Assets
Cash and cash equivalents	$25,512	$—	$—	$25,512	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$31,053	$31,053	Income
(1	)Derivative assets and liabilities consist of interest rate swaps which are measured using the Company's estimates of the assumptions a market participant would use in pricing the derivative. The fair value of the interest rate derivative is determined based on the upper notional band using cash flows discounted at the relevant market interest rates in effect at the period close and incorporates an assessment of the risk of non-performance by the interest rate derivative counterparty in valuing derivative assets and an evaluation of the Company's credit risk in valuing derivative liabilities.

Activity of Derivative Liabilities Measured at Fair Value Using Unobservale Inputs (Level 3)
The following table reflects the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for the three months ended June 30, 2013:

Derivative Liabilities
Balance as of December 30, 2012	$45,724
Total (gains) losses, net:
Included in earnings	9
Included in other comprehensive income	(14,680)

Balance as of June 30, 2013	$31,053

Unaudited Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net current period other comprehensive income, net of taxes		$ 14,680
Net current period other comprehensive income, net of taxes		34
Beginning balance		(52,642)
Other comprehensive income before reclassifications		(396)
Amounts reclassified from accumulated other comprehensive loss		15,110
Net current period other comprehensive income, net of taxes		14,714
Ending balance	(37,928)	(37,928)
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss		15,110
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Interest Expense [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gain on interest rate swap agreements, designated as cash flow hedges	7,543	15,076
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Selling, General and Administrative Expenses [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service cost	(114)	(228)
Amortization of unrecognized loss	131	262
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Loss From Continuing Operations Before Income Taxes [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Income Tax Expense [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense	0	0
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Net Loss [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Gain (Loss) On Derivative Instruments [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(45,651)
Other comprehensive income before reclassifications		(396)
Amounts reclassified from accumulated other comprehensive loss		15,076
Net current period other comprehensive income, net of taxes		14,680
Ending Balance	(30,971)	(30,971)
Net actuarial loss on prior service cost [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(6,991)
Other comprehensive income before reclassifications		0
Amounts reclassified from accumulated other comprehensive loss		34
Net current period other comprehensive income, net of taxes		34
Ending balance	$ (6,957)	$ (6,957)

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation Costs [Abstract]
Share-based compensation cost	$ 1	$ 23	$ 25	$ 48
Restricted Share Grants [Abstract]
Restricted share grants granted in the period					100,000	266,795
Restricted share grants granted in the period, granted and forfeited						42,535
Unvested RSGs	0	25,424	0	25,424
Unvested RSGs, weighted average grant date fair value	$ 6.04	$ 6.04	$ 6.04	$ 6.04
Aggregate intrinsic value, unvested RSGs	$ 0		$ 0
Aggregate fair value, vested RSGs			$ 1
Number of RSGs
Unvested, beginning balance			25,424
Vested			(25,424)
Unvested, ending balance	0	25,424	0	25,424
Weighted-Average Grant Date Fair Value
Unvested, beginning balance			$ 6.04
Vested			$ 6.04
Unvested, ending balance	$ 6.04	$ 6.04	$ 6.04	$ 6.04

Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Restructuring Costs and Cash Paid [Abstract]
Severance and related costs	$ 726	$ 547	$ 920	$ 1,362
Other costs	15	200	38	515
Cash payments	(371)	(953)	(1,021)	(2,484)	(4,888)
Restructuring reserve balance			785
Restructuring reserve [RollForward]
Balance at beginning of period			848	1,326	1,326
Restructuring provision included in Integration and Reorganization			958		4,410
Cash payments	(371)	(953)	(1,021)	(2,484)	(4,888)
Balance at end of period	785		785		848
Severance and Related Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments			(942)		(3,826)
Restructuring reserve [RollForward]
Balance at beginning of period			684	900	900
Restructuring provision included in Integration and Reorganization			920		3,610
Cash payments			(942)		(3,826)
Balance at end of period	662		662		684
Other Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments			(79)		(1,062)
Restructuring reserve [RollForward]
Balance at beginning of period			164	426	426
Restructuring provision included in Integration and Reorganization			38		800
Cash payments			(79)		(1,062)
Balance at end of period	$ 123		$ 123		$ 164

Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	$ 380,140	$ 380,571
Accumulated Amortization	208,177	196,878
Net Carrying Amount	171,963	183,693
Goodwill [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	13,742	13,742
Mastheads [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	35,245	35,288
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	4,970	4,970
Accumulated Amortization	4,893	4,839
Net Carrying Amount	77	131
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	278,458	278,543
Accumulated Amortization	154,422	145,878
Net Carrying Amount	124,036	132,665
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	8,940	8,940
Accumulated Amortization	3,922	3,597
Net Carrying Amount	5,018	5,343
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	81,934	82,280
Accumulated Amortization	41,316	39,226
Net Carrying Amount	40,618	43,054
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	5,493	5,493
Accumulated Amortization	3,479	3,204
Net Carrying Amount	2,014	2,289
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	345	345
Accumulated Amortization	145	134
Net Carrying Amount	$ 200	$ 211

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Goodwill and Intangible Assets [Line Items]
Amortization expense, intangible assets	$ 5,823	$ 5,893	$ 11,668	$ 11,801
Goodwill, balance for a reporting unit				216
Goodwill impairment, subsequently reclassed to discontinued operations			0	216
Estimated Future Amortization Expense [Abstract]
2013			11,592
2014			23,277
2015			23,244
2016			21,316
2017			20,242
Thereafter			72,292
Total			$ 171,963
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			4.4
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			16.7
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			13.8
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			17.2
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			10
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			15

Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Credit Facility [Line Items]
Principal payments required	$ 6,648	$ 4,600
Long-term debt	1,167,450		1,167,450
Debt Instruments [Abstract]
Long-term debt fair value	857,000
Average yield to maturity low range	8.40%
Average yield to maturity high range	41.80%
Average yield to maturity	18.30%
Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	654,554		658,281
Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	244,236		245,627
Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	268,660		270,190
Revolving Credit Facility [Member]
Credit Facility [Line Items]
Long-term debt	0		0
Credit Facility 2007 [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	2.00%
Alternate Base Rate Loans applicable margin rate	1.00%
Credit Facility 2007 [Member] | Margin Range High [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	2.00%
Alternate Base Rate Loans applicable margin rate	1.00%
Commitment fee percent on undrawn commitments	0.50%
Credit Facility 2007 [Member] | Margin Range Low [Member]
Credit Facility [Line Items]
LIBOR Rate Loans applicable margin rate	1.50%
Alternate Base Rate Loans applicable margin rate	0.50%
Commitment fee percent on undrawn commitments	0.25%
Credit Facility 2007 [Member] | Convertible Common Stock [Member]
Credit Facility [Line Items]
Percent of present and future first-tier foreign subsidiaries which secure the credit facility	65.00%
Credit Facility 2007 [Member] | Nonvoting Common Stock [Member]
Credit Facility [Line Items]
Percent of present and future first-tier foreign subsidiaries which secure the credit facility	100.00%
Credit Facility 2007 [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	670,000
Maturity date	Aug 28, 2014
Credit Facility 2007 [Member] | Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	250,000
Maturity date	Aug 28, 2014
Ticking fee rate	0.50%
Credit Facility 2007 [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Maturity date	Feb 28, 2014
Debt, principal amount available	40,000
Credit Facility 2007 [Member] | Letter Of Credit [Member]
Credit Facility [Line Items]
Debt, principal amount available	15,000
Credit Facility 2007 [Member] | Swingline Facility [Member]
Credit Facility [Line Items]
Debt, principal amount available	10,000
First Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	1,195,000
Prepayment premium rate	1.00%
First Amendment 2007 Credit Facility [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Margin rate added to LIBOR	2.00%
Margin rate added to federal funds effective rate	0.50%
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate	1.00%
Prepayment premium rate	1.00%
First Amendment 2007 Credit Facility [Member] | Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	275,000
Margin rate added to LIBOR based on credit rating	2.00%
Margin rate added to LIBOR	2.25%
Margin rate added to federal funds effective rate	0.50%
Percentage points below highest margin rate	0.50%
First Amendment 2007 Credit Facility [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	40,000
Second Amendment 2007 Credit Facility [Member] | Revolving Credit Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	20,000
Debt, principal amount available prior to amendment	40,000
Second Amendment 2007 Credit Facility [Member] | Letter Of Credit [Member]
Credit Facility [Line Items]
Debt, principal amount	5,000
Debt, principal amount available prior to amendment	15,000
Second Amendment 2007 Credit Facility [Member] | Swingline Facility [Member]
Credit Facility [Line Items]
Debt, principal amount	5,000
Debt, principal amount available prior to amendment	10,000
Credit Facility 2007 As Amended [Member]
Credit Facility [Line Items]
Excess Cash Flow rate	50.00%
Principal payments required	6,648	4,600
Long-term debt	1,167,450
Credit Facility 2007 As Amended [Member] | Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	654,554
Credit Facility 2007 As Amended [Member] | Delayed Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	244,236
Credit Facility 2007 As Amended [Member] | Incremental Term Loan Facility [Member]
Credit Facility [Line Items]
Long-term debt	268,660
Wells Fargo Bank [Member] | First Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate	1.00%
HoldCo [Member] | Credit Facility 2007 [Member]
Credit Facility [Line Items]
Excess Cash Flow rate	50.00%
Total Leverage Ratio required to qualify for no prepayments based on Excess Cash Flow Rate, less than or equal to	600.00%
Total Leverage Ratio reduced to this with asset disposition proceeds in excess of specified amounts for prepayment of borrowings under term loan facility, less than or equal to	625.00%
Percent that net cash proceeds exceeds repay of credit facility	50.00%
Total Leverage Ratio reduced to this with proceeds of equity issuances for prepayment of borrowings under term loan facility, less than	600.00%
Percent of proceeds of debt issuances	100.00%
Total Leverage Ratio needed to qualify for no prepayments under the term loan facility based on the percent of proceeds of debt issuances, less than	600.00%
Total Leverage Ratio required to maintain at any time if an extension of credit is outstanding under the revolving credit facility, less than or equal to	650.00%
Pro forma Total Leverage Ratio required to maintain in order to incur indebtedness, less than	650.00%
Fixed Charge Coverage Ratio to permit Holdco to make restricted payments, equal to or greater than	100.00%
Amount of additional debt that is allowable under the incurrence test	$ 1
HoldCo [Member] | Second Amendment 2007 Credit Facility [Member]
Credit Facility [Line Items]
Senior Secured Incurrence Test Ratio needed to incur additional term debt, less than	400.00%

Indebtedness, Outstanding Debt Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Debt Instrument [Line Items]
2013	$ 0
2014	1,167,450
Total long-term debt	$ 1,167,450	$ 1,167,450

Derivative Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Derivative [Line Items]
Liability Derivatives	$ 31,053		$ 31,053		$ 45,724
Amount of gain or (loss) recognized in income on derivative	(5)	809	(9)	1,644
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in other comprehensive income ("OCI") on derivative (effective portion)	6,979	3,991	14,680	(34)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Gain (Loss) On Derivative Instruments [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative	(5)	809	(9)	1,644
Amount of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(5)	3	(9)	29
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Interest Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	7,543	6,785	15,076	13,441
Interest Rate Swaps [Member] | Derivative designed as hedging instruments under ASC 815 [Member] | Derivative Instruments [Member]
Derivative [Line Items]
Liability Derivatives	$ 31,053		$ 31,053		$ 45,724

Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]
Derivative [Line Items]
Notional amount			$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 75,000	$ 75,000
Interest rate swap maturity date			2014-09	2014-09	2014-09	2014-09	2014-09	2014-09	2014-09	2014-09
Fixed interest rate			5.14%	5.14%	5.08%	5.08%	4.97%	4.97%	4.94%	4.94%
Change in fair value of derivative instruments			1,142	2,401	2,254	4,742	2,754	5,794	824	1,734
Amount of change in fair value of derivative instruments recognized in income			0	0	(5)	(10)	0	1	0	0
Amount of change in fair value of derivative instruments recognized through accumulated other comprehensive income			1,142	2,401	2,259	4,752	2,754	5,793	824	1,734
Aggregate amount of unrealized loss on derivative instruments recognized in other comprehensive loss	$ 30,971	$ 51,517

Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 30, 2012	Jun. 30, 2013 Fortress and its affiliates [Member]	Aug. 01, 2013 Affiliates of Fortress [Member]	Jun. 30, 2013 Four Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]	Jun. 30, 2013 Three Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]	Jun. 30, 2013 Two Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]	Jun. 30, 2013 One Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Percentage of Gatehouse outstanding common stock owned by Fortress and its affiliates			39.60%
2007 Credit Facility, outstanding debt balance	$ 1,167,450	$ 1,167,450		$ 639,233
Purchased debt not yet settled				$ 33,456
Fortress high range ownership percentage of Gatehouse voting power					100.00%	50.00%	25.00%	10.00%
Fortress low range ownership percentage of Gatehouse voting power					50.00%	25.00%	10.00%	5.00%
Beneficial Owner Registration Rights	Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company?s common stock at least equal to 5% or more of the Company?s common stock issued and outstanding immediately after the consummation of its IPO (a ?Registrable Amount?), ?demand? registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). FIF III is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a ?firm commitment? underwritten offering to which the requestor held ?piggyback? rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company?s reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
Beneficial Owner Shelf Registration Rights	The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company?s efforts to keep the shelf registration statement continuously effective and the Company?s right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company?s stockholders.

Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 30, 2012
Disclosure Income Taxes [Abstract]
Net increase to the valuation allowance	$ 6,221
Valuation allowance recognized in income	11,548
Valuation allowance recognized in accumulated other comprehensive loss	(5,658)
Valuation allowance recognized in discontinued operations	331
Federal tax rate	34.00%
Expected federal tax benefit	10,405
Effective tax	0
Federal valuation allowance, tax effect	10,032
Non-deductible expenses, tax effect	280
Deferred tax benefits that expired, tax effect	93
Unrecognized tax benefits	$ 4,677	$ 4,677

Pension and Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and other postretirement benefit expense	$ 90	$ 91	$ 181	$ 183
Pension [Member]
Components of net periodic benefit costs [Abstract]
Service cost	75	50	150	100
Interest cost	271	296	542	592
Expected return on plan assets	(340)	(310)	(680)	(620)
Amortization of prior service cost	0	0	0	0
Amortization of unrecognized loss	131	92	262	184
Total	137	128	274	256
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate			4.10%
Rate of increase in future compensation levels			0.00%
Expected return on assets			7.50%
Current year trend			0.00%
Ultimate year trend			0.00%
Postretirement [Member]
Components of net periodic benefit costs [Abstract]
Service cost	10	9	20	19
Interest cost	57	68	115	136
Expected return on plan assets	0	0	0	0
Amortization of prior service cost	(114)	(114)	(228)	(228)
Amortization of unrecognized loss	0	0	0	0
Total	$ (47)	$ (37)	$ (93)	$ (73)
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate			3.62%
Rate of increase in future compensation levels			0.00%
Expected return on assets			0.00%
Current year trend			7.70%
Ultimate year trend			4.80%
Year of ultimate trend	2022		2022

Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jun. 30, 2013
Long-term assets held for sale [Abstract]
Property, plant and equipment, net	$ 474	$ 474
Total long-term assets held for sale	474	474
Long-Term Assets Held For Sale Impairment Charge [Abstract]
Impairment charge of property, plant and equipment classified as held for sale	$ 2,128

Fair Value Measurement (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 30, 2012	Jul. 01, 2012	Jan. 01, 2012
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	$ 25,512	$ 34,527	$ 31,543	$ 19,212
Restricted cash	6,467	6,467
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives	31,053	45,724
Total gains (losses), net [Abstract]
Included in earnings	9
Included in other comprehensive income	(14,680)
Impairment charge of property, plant and equipment classified as held for sale		2,128
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	25,512	34,527
Restricted cash	6,467	6,467
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives	$ 31,053	$ 45,724

Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Restricted Cash and Investments Current [Abstract]
Restricted cash - Collateral standby letters of credit in the name of the Companys insurers	$ 6,467	$ 6,467

Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Disclosure Discontinued Operations [Abstract]
Impairment loss related to discontinued operations			$ 1,146
Discontinued operations revenue			394	5,598
Tax effect of discontinued operations			0	0
Loss from discontinued operations, net of income taxes	(946)	(200)	(1,034)	(475)
Loss from discontinued operations attributable to noncontrolling interest			$ (55)	$ (304)

Subsequent Events and Going Concern Considerations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	8 Months Ended
	Jun. 30, 2013	Aug. 27, 2013	Dec. 30, 2012
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	$ 1,167,450		$ 1,167,450
Liability Derivatives	31,053		45,724
Percentage of New Media common stock offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Percentage of net proceeds offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Length of warrents to be issued (in years)	10
Percentage of New Media issued and outstanding shares allowed to purchase under warrants	5.00%
Equity value of New Media for strike price calculation	1,200,000
Percentage of sum of debt and swap liability offered	40.00%
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	1,167,450		1,167,450
Common stock ownership percent for registration rights	10.00%
Maximum amount of new debt to be raised	150,000
New Media stock value	$ 50
Requisite threshold percent	67.00%
Percent of New Media gross equity used to calculate the annual management fee	1.50%
Annual management fee		1,100
Maximum adjusted annual management fee		1,210
Annual incentive pay, percent of EBITDA of Variable Interest Entity		12.50%
Variable Interest Entity subsidiary ownership percentage		100.00%
Variable Interest Entity revenue	158,559
Variable Interest Entity pre-tax loss	27,907
Variable Interest Entity assets	127,436
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	0		0
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	0		0
Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	654,554		658,281
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	654,554		658,281
Delayed Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	244,236		245,627
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	244,236		245,627
Incremental Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	268,660		270,190
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	268,660		270,190
Interest Rate Swap 1 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	100,000
Interest rate swap execution date	Feb 27, 2007
Interest Rate Swap 1 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	200,000
Interest rate swap execution date	Apr 13, 2007
Interest Rate Swap 2 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	250,000
Interest rate swap execution date	Apr 4, 2007
Interest Rate Swap 2 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	$ 75,000
Interest rate swap execution date	Sep 18, 2007